Occupational healthcare obligation - Narrative (Details) - ZAR (R) R in Millions				12 Months Ended
	Dec. 19, 2019	Jul. 26, 2019	May 03, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Take-up rate (as a percent)				60.00%	60.00%	66.00%
Total settlement amount		R 5,000	R 5,000
Provision of guarantees	R 1,372			R 400	R 958	R 992
Legal proceedings provision				R 384	R 336	R 400	R 825
Occupational Healthcare provision
Disclosure of other provisions [line items]
Nominal discount rate				8.37%	10.31%	9.44%
Legal proceedings provision				R 384	R 336	R 400